Finance Expense (Income), Net - Schedule of Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Finance Expenses Abstract
Fees and interest expense	$ 41	$ 56	$ 67
Loss from exchange rate differences, net	11	13
Issuance expenses (see note 9D)	406	2,126
Other	25
Total finance expenses	$ 483	$ 2,195	$ 67